Class I | ING Australia Index Portfolio
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund Operating Expenses		Class I ING Australia Index Portfolio
Management Fee		0.60%
Distribution and/or Shareholder Services (12b-1) Fees		none
Administrative Services Fee		0.10%
Other Expenses	[1]	0.12%
Total Annual Fund Operating Expenses		0.82%
Waivers and Reimbursements	[2]	(0.35%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements		0.47%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The adviser is contractually obligated to waive 0.25% of the management fee through May 1, 2014. The administrator is contractually obligated to waive the administrative services fee through May 1, 2014. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after May 1, 2014. These waivers will only renew if the adviser and/or the administrator elects to renew them and they are not eligible for recoupment.

Expense Example (USD $)	1 Yr	3 Yrs
Class I ING Australia Index Portfolio	48	188